Advances to suppliers, net (Details 1) - Advances To Suppliers [Member] - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Advances to suppliers, net [Line Items]
Balance at beginning of year	$ 333,110	$ 138,834
Addition to doubtful accounts expense	35,355	252,952
Deduction - utilization or return of advances	(46,042)	(58,117)
Translation adjustments	(15,508)	(559)
Balance at end of year	$ 306,915	$ 333,110